Income Tax - Schedule of Reconciliations of the Expected Statutory Federal Income Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. federal corporate tax rate	21.00%	34.00%	34.00%